Interim Condensed Unaudited Consolidated Statements of Financial Position - USD ($)		Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 250,028,791	$ 129,450,676
Receivables		333,008	213,346
Prepaid expenses		12,261,583	5,039,150
Inventory		578,330	609,094
Total Current assets		263,201,712	135,312,266
Non-current assets
Restricted cash		163,256	143,800
Plant and equipment		10,898,009	9,290,308
Net investment in sublease		9,876	38,541
Goodwill and other intangible assets		967,503	969,467
TOTAL ASSETS		275,240,356	145,754,382
Current liabilities
Trade payables and accrued liabilities		4,663,710	3,461,339
Customer deposits		382,424	329,221
Construction contract liability		158,952	189,651
Current portion of lease liabilities		575,756	576,232
Total current liabilities		5,780,842	4,556,443
Non-current liabilities
Derivative liability	[1]	7,990,734	17,899,855
Lease liabilities		1,472,543	499,541
Deferred revenue		119,253	119,253
TOTAL LIABILITIES		15,363,372	23,075,092
EQUITY
Share capital		358,048,493	212,058,836
Deficit		(121,955,208)	(110,327,159)
Reserves		23,783,699	20,947,613
TOTAL EQUITY		259,876,984	122,679,290
TOTAL LIABILITIES AND EQUITY		$ 275,240,356	$ 145,754,382

[1]	Footnote: The warrant derivative liability is valued at fair value in accordance with International Financial Reporting Standards (“IFRS”). There are no circumstances in which the Company would be required to pay cash upon exercise or expiry of the warrants. See Note 12.